Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

The Company’s property, plant and equipment were as follows:

	March 31,	December 31,
	2017	2016
Machinery and equipment	$4,229,448	$4,154,305
Leasehold improvements	126,598	126,598
Accumulated depreciation	(940,984)	(927,909)
	3,415,102	3,352,994
Construction in process	418,959	304,845
Total property, plant and equipment, net	$3,834,061	$3,657,839

As of December 31, 2016 and 2015, the property, plant and equipment, net of accumulated depreciation, is as follows:

December 31,	2016	2015
Machinery and equipment	$4,154,305	$1,863,322
Leasehold improvements	126,598	50,772
Accumulated depreciation	(927,909)	(661,930)
	3,352,994	1,252,164
Construction in process	304,845	26,893
Total property, plant and equipment	$3,657,839	$1,279,057